FINANCIAL RISK MANAGEMENT (Financial assets and liabilities at fair value) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 2,265,461	$ 1,432,536
Financial liabilities, at fair value	505	1,889
Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,056,237	1,360,585
Financial liabilities, at fair value	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	165,207	44,130
Financial liabilities, at fair value	505	1,889
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	44,017	27,821
Financial liabilities, at fair value	0	0
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	505	1,889
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	0	0
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	505	1,889
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	0	0
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	772,953	692,529
Cash and cash equivalents | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	772,953	692,529
Cash and cash equivalents | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Cash and cash equivalents | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Other investments
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,492,281	735,654
Other investments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,283,284	668,056
Other investments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	164,980	39,777
Other investments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	44,017	27,821
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	227	4,353
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	227	4,353
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 0	$ 0